Document and Entity Information (USD $)	12 Months Ended
	Jun. 30, 2012	Oct. 15, 2012	Dec. 30, 2011
Document And Entity Information
Entity Registrant Name	PRECISION OPTICS Corp INC
Entity Central Index Key	0000867840
Document Type	S-1
Document Period End Date	Jun 30, 2012
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 410,820
Entity Common Stock, Shares Outstanding		4,029,134
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012

Consolidated Balance Sheets (USD $)	Jun. 30, 2012	Jun. 30, 2011
Current Assets:
Cash and cash equivalents	$ 145,923	$ 19,556
Accounts receivable (net of allowance for doubtful accounts of $11,446 in 2012 and 2011)	341,900	148,824
Inventories	682,900	666,285
Prepaid expenses	33,719	37,664
Total current assets	1,204,442	872,329
Fixed Assets:
Machinery and equipment	2,355,968	2,355,968
Leasehold improvements	553,596	553,596
Furniture and fixtures	148,303	148,303
Vehicles	19,674	19,674
Gross Fixed Assets	3,077,541	3,077,541
Less - Accumulated depreciation and amortization	3,035,584	3,015,315
Net fixed assets	41,957	62,226
Patents, net		188,260
Assets	1,246,399	1,122,815
Current Liabilities:
10% Senior Secured Convertible Notes	51,250	780,833
Accounts payable	410,316	709,395
Customer advances	6,387	36,292
Accrued employee compensation	171,205	711,015
Accrued professional services	62,000	54,000
Accrued warranty expense	25,000	25,000
Other accrued liabilities	912	912
Total current liabilities	727,070	2,317,447
Commitments (Note 3)
Stockholders' Equity (Deficit):
Common stock, $0.01 par value: 50,000,000 shares authorized; 1,251,339 and 971,013 shares issued and outstanding at June 30, 2012 and June 30, 2011, respectively	12,513	9,710
Additional paid-in capital	39,009,215	38,259,029
Accumulated deficit	(38,502,399)	(39,463,371)
Total stockholders' equity (deficit)	519,329	(1,194,632)
Liabilities and Stockholder's Equity (Deficit)	$ 1,246,399	$ 1,122,815

Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Statement of Financial Position [Abstract]
Common Stock par value (in Dollars per share)	$ 0.01	$ 0.01
Common Stock shares authorized	50,000,000	50,000,000
Common Stock shares issued	1,251,339	971,013
Common Stock shares outstanding	1,251,339	971,013

Consolidated Statements of Operations (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Income Statement [Abstract]
Revenues	$ 2,152,396	$ 2,245,137
Cost of Goods Sold	1,594,990	1,493,021
Gross profit	557,406	752,116
Research and Development Expenses, net	664,696	825,033
Selling, General and Administrative Expenses	1,187,665	958,509
Gain on Sale of Assets and Other	(10,226)	(39,518)
Total operating expenses	1,842,135	1,744,024
Operating Loss	(1,284,729)	(991,908)
Gain on Sale of Patents	2,276,286
Interest Income	535	207
Interest Expense	(30,208)	(60,000)
Income (Loss) before provision for income taxes	961,884	(1,051,701)
Provision for Income Taxes	912	912
Net Income (loss)	$ 960,972	$ (1,052,613)
Income (Loss) Per Share:
Basic	$ 0.83	$ (1.06)
Diluted	$ 0.78	$ (1.06)
Weighted Average Common Shares Outstanding:
Basic	1,163,775	994,777
Diluted	1,275,938	994,777

Consolidated Statements of Stockholders' Equity (USD $)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance, Amount at Jun. 30, 2010	$ 10,184	$ 38,236,325	$ (38,410,758)	$ (164,249)
Beginning Balance, Shares at Jun. 30, 2010	1,018,411
Purchase of treasury stock, shares	(47,398)
Purchase of treasury stock, amount	(474)			(474)
Stock-based compensation, amount		22,704		22,704
Net Income (loss)			(1,052,613)	(1,052,613)
Ending balance, Amount at Jun. 30, 2011	9,710	38,259,029	(39,463,371)	(1,194,632)
Ending balance, Shares at Jun. 30, 2011	971,013
Restricted stock issued to officers and directors, shares	245,326
Restricted stock issued to officers and directors, amount	2,453	672,192		674,645
Stock-based compensation, shares	35,000
Stock-based compensation, amount	350	77,994		78,344
Net Income (loss)			960,972	960,972
Ending balance, Amount at Jun. 30, 2012	$ 12,513	$ 39,009,215	$ (38,502,399)	$ 519,329
Ending balance, Shares at Jun. 30, 2012	1,251,339

Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Cash Flows from Operating Activities:
Net income (loss)	$ 960,972	$ (1,052,613)
Adjustments to reconcile net loss to net cash used in operating activities -
Depreciation and amortization	23,368	57,605
Gain on sale of patents	(2,276,286)
Gain on sale of assets	(10,226)	(35,967)
Provision (benefit) for inventory write-down	14,033	(10,363)
Stock-based compensation expense	78,344	22,704
Non-cash interest expense	30,208	60,000
Changes in operating assets and liabilities -
Accounts receivable, net	(193,076)	356,376
Inventories	(30,648)	28,399
Prepaid expenses	3,945	(4,165)
Accounts payable	(129,079)	260,501
Customer advances	(29,905)	(64,776)
Accrued expenses and other	(27,165)	(31,226)
Net cash provided by (used in) operating activities	(1,585,515)	(413,525)
Cash Flows from Investing Activities:
Net proceeds from sale of patents	2,463,171
Proceeds from sale of assets	10,226	35,967
Additional patent costs	(1,724)	(18,452)
Net cash provided by investing activities	2,471,673	17,515
Cash Flows from Financing Activities:
Payment of principal and interest on 10% Senior Convertible Notes	(759,791)
Purchase of treasury stock (47,398 shares)		(474)
Net cash used in financing activities	(759,791)	(474)
Net increase (decrease) in cash and cash equivalents	126,367	(396,484)
Cash and cash equivalents, beginning of year	19,556	416,040
Cash and cash equivalents, end of year	145,923	19,556
Supplemental Disclosure of Cash Flow Information:
Cash paid during the year for income taxes	912	912
Supplemental Disclosure of Noncash Investing and Financing Activities:
Issuance of common stock to satisfy deferred compensation obligations	$ 674,645

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)           Nature of Business

Precision Optics Corporation, Inc. (the “Company”) designs, develops, manufactures and sells specialized optical systems and components and optical thin-film coatings. The Company conducts business in one industry segment only and its customers are primarily domestic. The Company’s products and services fall into two principal areas: (i) medical products for use by hospitals and physicians; and (ii) advanced optical system design and development services and products used by industrial customers.

(b)           Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its two wholly-owned subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation. All shares and per share data reflect the effects of a 1-for-25 reverse stock split that became effective on December 11, 2008.

(c)           Revenues

The Company recognizes revenue when four basic criteria are met: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred or services rendered; (3) the price to the buyer is fixed and determinable; and (4) collectability is reasonably assured. The Company’s shipping terms are customarily FOB shipping point.

The sales price of products and services sold is fixed and determinable after receipt and acceptance of a customer’s purchase order or properly executed sales contract, typically before any work is performed. Management reviews each customer purchase order or sales contract to determine that the work to be performed is specified and there are no unusual terms and conditions that would raise questions as to whether the sales price is fixed or determinable. The Company assesses credit worthiness of customers based upon prior history with the customer and assessment of financial condition. Accounts receivable are stated at the amount management expects to collect from outstanding balances. An allowance for doubtful accounts is provided for that portion of accounts receivable considered to be uncollectible, based upon historical experience and management’s evaluation of outstanding accounts receivable at the end of the year. Bad debts are written off against the allowance when identified.

The Company’s revenue transactions typically do not contain multiple deliverable elements for future performance obligations to customers, other than a standard one-year warranty on materials and workmanship, the estimated costs for which are provided for at the time revenue is recognized.

Revenues for industrial and medical products sold in the normal course of business are recognized upon shipment when delivery terms are FOB shipping point and all other revenue recognition criteria have been met. Gross shipping charges reimbursable from customers, to deliver product, are insignificant and are included in “Revenues” section of the Consolidated Statement of Operations, while shipping costs are classified in the “Selling, General and Administrative Expenses” section of the Consolidated Statement of Operations.

(d)           Cash and Cash Equivalents

The Company includes in cash equivalents all highly liquid investments with original maturities of three months or less at the time of acquisition. Cash and cash equivalents of $145,923 and $19,556 at June 30, 2012 and 2011, respectively, consist primarily of cash at banks and money market funds. The Company maintains its cash and cash equivalents in bank deposit accounts that, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts. The Company believes it is not exposed to any significant credit risk on its cash and cash equivalents.

(e)           Inventories

Inventories are stated at the lower of cost (first-in, first-out) or market and include material, labor and manufacturing overhead. The components of inventories at June 30, 2012 and 2011 are as follows:

	2012	2011
Raw material	$277,392	$271,608
Work-in-progress	289,748	312,097
Finished goods	115,760	82,580
	$682,900	$666,285

The Company provides for estimated obsolescence on unmarketable inventory based upon assumptions about future demand and market conditions. If actual demand and market conditions are less favorable than those projected by management, additional inventory write-downs may be required. Inventory, once written down, is not subsequently written back up, as these adjustments are considered permanent adjustments to the carrying value of the inventory.

During fiscal year 2012, the Company recorded a pre-tax non-cash provision for slow-moving and obsolete inventories of $14,033. During fiscal year 2011, the Company recorded a pre-tax non-cash benefit for slow-moving and obsolete inventories of $10,363.

(f)            Property and Equipment

Property and equipment are recorded at cost. Maintenance and repair items are expensed as incurred. The Company provides for depreciation and amortization by charges to operations, using the straight-line and declining-balance methods, which allocate the cost of property and equipment over the following estimated useful lives:

Asset Classification	Estimated Useful Life
Machinery and equipment	2-7 years
Leasehold improvements	Shorter of lease term or estimated useful life
Furniture and fixtures	5 years
Vehicles	3 years

Depreciation expense was $20,269 and $23,874 for the years ended June 30, 2012 and 2011, respectively.

(g)           Significant Customers and Concentration of Credit Risk

Financial instruments that subject the Company to credit risk consist primarily of cash equivalents and trade accounts receivable. The Company places its investments with highly rated financial institutions. The Company has not experienced any losses on these investments to date. At June 30, 2012, receivables from the Company’s two largest customers were 31% and 27% of the total accounts receivable. At June 30, 2011, receivables from the Company’s five largest customers were 26%, 16%, 15%, 14% and 10% of the total accounts receivable. No other customer accounted for more than 10% of the Company’s receivables as of June 30, 2012 and 2011. The Company has not experienced any material losses related to accounts receivable from individual customers. The Company generally does not require collateral or other security as a condition of sale rather relying on credit approval, balance limitation and monitoring procedures to control credit risk of trade account financial instruments. Management believes that allowances for doubtful accounts, which are established based upon review of specific account balances and historical experience, are adequate.

Revenues from the Company’s largest customers, as a percentage of total revenues, were as follows:

	2012	2011
Customer A	34%	22%
Customer B	22	24
Customer C	3	17
All others	41	37
	100%	100%

No other customer accounted for more than 10% of the Company’s revenues in fiscal years 2012 and 2011.

(h)          Income (Loss) per Share

Basic income (loss) per share is computed by dividing net income or net loss by the weighted average number of shares of common stock outstanding during the period. Diluted income (loss) per share is computed by dividing net income or net loss (adjusted by adding back interest expense on senior convertible notes) by the weighted average number of shares of common stock outstanding during the period, plus the number of potentially dilutive securities outstanding during the period such as stock options and warrants and shares issuable upon conversion of senior convertible notes. For the year ended June 30, 2011, the effect of such securities was antidilutive and not included in the diluted calculation because of the net loss generated in that period.

The following is the calculation of income (loss) per share for the years ended June 30, 2012 and 2011:

	Year Ended June 30
	2012	2011

Net Income (Loss) – Basic	$960,972	$(1,052,613)
Interest Expense on Senior Convertible Notes	30,208	–
Net Income (Loss) – Diluted	$991,180	$(1,052,613)

Basic Weighted Average Shares Outstanding	1,163,775	994,777
Potentially Dilutive Securities	112,114	–
Diluted Weighted Average Shares Outstanding	1,275,889	994,777

Income (Loss) Per Share
Basic	$0.83	$(1.06)
Diluted	$0.78	$(1.06)

The number of shares issuable upon the exercise of outstanding stock options and warrants that were excluded from the computation as their effect was antidilutive was approximately 620,000 and 1,112,000 for the years ended June 30, 2012 and 2011, respectively.

(i)            Stock-Based Compensation

The measurement and recognition of all compensation costs for all stock-based awards made to employees and the Board of Directors are based upon fair value over the requisite service period for awards expected to vest. The Company estimates the fair value of share-based awards on the date of grant using the Black-Scholes option-pricing model. Stock-based compensation costs recognized for the years ended June 30, 2012 and 2011 amounted to $78,344 and $22,704, respectively.

(j)            Patents

Patents are carried at cost less accumulated amortization of $0 and $718,684 at June 30, 2012 and June 30, 2011, respectively. Such costs are amortized using the straight-line method over the shorter of their legal or estimated useful lives, generally five to ten years. Amortization expense was $3,099 and $33,731 for the years ended June 30, 2012 and 2011, respectively.

In July 2011, the Company assigned all of its currently issued and pending patents, as well as new inventions that it conceives before July 28, 2012, to Intuitive Surgical. See Note 8 of Notes to Consolidated Financial Statements.

(k)           Fair Value of Financial Instruments

Financial instruments consist principally of cash equivalents, accounts receivable, senior secured convertible notes payable, accounts payable, and accrued expenses. The estimated fair value of these financial instruments approximates their carrying value due to their short-term nature.

(l)            Long-Lived Assets

Long-lived assets and certain identifiable intangibles are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future undiscounted net cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell.

(m)          Warranty Costs

The Company does not incur future performance obligations in the normal course of business other than providing a standard one-year warranty on materials and workmanship to its customers. The Company provides for estimated warranty costs at the time product revenue is recognized. Warranty costs have been included as a component of cost of goods sold in the accompanying consolidated statements of operations. The following tables summarize warranty reserve activity for the years ended June 30, 2012 and 2011:

	2012	2011
Balance at beginning of period	$25,000	$25,000
Provision for warranty claims	1,321	2,658
Warranty claims incurred	(1,321)	(2,658)
Balance at end of period	$25,000	$25,000

(n)           Research and Development

Research and development expenses are charged to operations as incurred. The Company groups development and prototype costs and related reimbursements in research and development. For the years ended June 30, 2012 and 2011, research and development expense is shown net of reimbursements of $80,023 and $195,676, respectively, in the accompanying statements of operations.

(o)           Comprehensive Income

Comprehensive income or loss is defined as the change in equity of a business enterprise during a period from transactions and other events and circumstances from non-owners sources. The Company’s comprehensive loss for the years ended June 30, 2012 and 2011 was equal to its net loss for the same periods.

(p)           Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. In assessing the likelihood of utilization of existing deferred tax assets, management has considered historical results of operations and the current operating environment.

(q)           Segment Reporting

Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker, or decision-making group, in making decisions about how to allocate resources and assess performance. The Company’s chief decision-maker is its Chief Executive Officer. To date, the Company has viewed its operations and manages its business as principally one segment. For all periods presented, over 90% of the Company’s sales have been to customers in the United States.

(r)           Use of Estimates

The preparation of financial statements in conformity with accounting standards generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(s)         Recent Accounting Pronouncements

In December 2011, the FASB issued an accounting standard update requiring enhanced disclosure about certain financial instruments and derivative instruments that are offset in the balance sheet or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirement becomes effective retrospectively in the first quarter of the Company's fiscal year ending June 30, 2014. The Company does not expect that the requirement will have an impact on its financial position, results of operations or cash flows as it is disclosure-only in nature.

In September 2011, the FASB issued an accounting standard update intended to simplify testing goodwill for impairment. The amendment allows an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. An entity will no longer be required to calculate the fair value of a reporting unit unless the entity determines, based on a qualitative assessment, that it is more likely than not that the fair value of the reporting unit is less than its carrying amount. The amendment becomes effective for annual and interim goodwill impairment tests performed for the Company's fiscal year ending June 30, 2013, and early adoption is permitted. The Company does not expect that the requirement will have an impact on its financial position, results of operations or cash flows as it is disclosure-only in nature.

2. 10% SENIOR SECURED CONVERTIBLE NOTES	12 Months Ended
Jun. 30, 2012
Debt Disclosure [Abstract]
2. 10% SENIOR SECURED CONVERTIBLE NOTES

On June 25, 2008, the Company entered into a Purchase Agreement, as amended on December 11, 2008, with institutional and other accredited investors (the “Investors”) pursuant to which it sold a total of $600,000 of 10% Senior Secured Convertible Notes (the “Notes”) that are convertible at the Investor’s option into a total of 480,000 shares of the Company’s common stock at a conversion rate of $1.25. The Company also issued warrants to purchase a total of 316,800 shares of its common stock at an exercise price of $1.75 per share (the “Warrants”). Interest accrues on the Notes at a rate of 10% per year and is payable in cash upon the earlier of conversion or maturity of the Notes. The original maturity of the Notes was June 25, 2010 and the Warrants expire on June 25, 2015, subject to extension. By mutual agreement with the Company, the Investors amended the Notes on several dates to extend the “Stated Maturity Date” of the Notes. The conversion price of the Notes and the exercise price of the Warrants may be adjusted downward in the event the Company issues shares of common stock or securities convertible into common stock at a price lower than the conversion price of the Notes or exercise price of the Warrants at the time of issuance.

Pursuant to the Purchase Agreement, the Notes and Warrants were not convertible or exercisable until the Company implemented a 1 for 6 reverse stock split, which required the approval of its stockholders. On November 25, 2008, the Company entered into a Side Letter Agreement in which the Investors agreed to change the ratio of the reverse split from 1 for 6 to 1 for 25. On December 11, 2008, the Company effected a 1 for 25 reverse split of its common stock.

Pursuant to a Registration Rights Agreement entered into with the Investors on June 25, 2008, the Company agreed to file a registration statement with the Securities and Exchange Commission by the earlier of (i) two days following the effectiveness of the amendment to implement a reverse stock split, and (ii) December 15, 2008, to register the resale of the common stock issuable upon the conversion of the Notes and the exercise of the Warrants. The Company agreed to keep the registration statement effective until the earlier of (i) the date on which all the securities have been sold, and (ii) the date on which all the securities may be sold without restriction pursuant to Rule 144 of the Securities Act of 1933.

The Notes contain covenants binding on the Company and certain events of default, including but not limited, to:

●	the failure of the Company to make a scheduled payment;

●	the failure of the Company to make payments in excess of $100,000 on any liability or obligation, or if there is an acceleration of the stated maturity of any liability or obligation in excess of $100,000; or

●	the Company entering bankruptcy.

If an event of default occurs and is uncured within the allowable grace period, if any, the Investors may declare all amounts under the Notes immediately due and payable and may pursue any other available remedies.

On December 15, 2011, the Company repaid Special Situations Fund III QP, L.P. a principal repayment of $275,000 and accrued interest of $95,486, for a total payment of $370,486. On December 15, 2011, the Company repaid Special Situations Private Equity Fund, L.P. a principal repayment of $275,000 and accrued interest of $95,486, for a total payment of $370,486. The Notes held by Special Situations Fund III QP, L.P. and Special Situations Private Equity Fund, L.P. have been satisfied in full and the obligations thereunder have been terminated.

On March 31, 2012, the remaining Investor, Arnold Schumsky, further amended his remaining Note to extend the “Stated Maturity Date” of the principal to July 31, 2012 and to modify the Note such that all accrued and unpaid interest on the Note up to and including March 31, 2012 shall be due on or before April 13, 2012, on the condition that the Company issue to him a warrant for 5,000 shares of common stock with an exercise price of $1.20 per share and a term of three years. On April 13, 2012, the Company repaid Mr. Schumsky a payment of the accrued interest of $18,819, and such payment included all accrued and unpaid interest on the Note up to and including March 31, 2012. On May 8, 2012, the Company issued Mr. Schumsky the warrant according to the terms described in the amended Note. On July 31, 2012, Mr. Schumsky further amended his remaining Note to extend the “Stated Maturity Date” of the principal to August 31, 2012. On August 31, 2012, Mr. Schumsky further amended his remaining Note to extend the “Stated Maturity Date” of the principal to September 30, 2012.

The 10% Senior Secured Convertible Notes consist of the following:

	June 30, 2012	June 30, 2011
10% Senior Secured Convertible Notes issued on June 25, 2008, convertible into common stock at $1.25 per share, bearing interest at 10% per annum. Outstanding principal and accrued interest are due at maturity, September 30, 2012	$50,000	$600,000
Accrued interest—10% coupon due on September 30, 2012	1,250	180,833

	$51,250	$780,833

On September 28, 2012, the Company repaid Mr. Schumsky the outstanding and accrued interest of $2,500 due under his Note and such payment satisfied its obligations in regards to the accrued interest due on the Note in full. On that same date, Mr. Schumsky presented the outstanding principal balance of the Note to the Company and agreed to exchange the $50,000 principal balance of his Note for participation in the Company’s September 2012 financing transaction (as described in further detail in Note 9, Subsequent Event) and was awarded units consisting of 55,555 shares of common stock and 38,889 warrants upon the same terms as the units sold in the September 2012 financing transaction. Accordingly, the Note held by Mr. Schumsky has been satisfied in full and the obligations thereunder have been terminated.

3. COMMITMENTS	12 Months Ended
Jun. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
3. COMMITMENTS

(a)           Related Party Transactions

The Company leases one of its facilities from a corporation owned by an officer-director-shareholder of the Company. The Company is currently a tenant-at-will, paying rent of $9,000 per month. Total rent expense paid or accrued to related parties was $108,000 in each of fiscal years 2012 and 2011, and is included in the accompanying consolidated statements of operations.

The Company incurred fees to two directors totaling $20,000 and $25,000 in fiscal years 2012 and 2011, respectively, for consulting services.

(b)           Operating Lease Commitments

The Company has entered into operating leases for its office space and equipment that expire at various dates through fiscal year 2014. Total future minimum rental payments under all non-cancelable operating leases are $31,353 in fiscal year 2013 and $388 in the fiscal years thereafter.

Rent expense on operating leases, excluding the related party rent described above, was $45,896 and $46,335 for the years ended June 30, 2012 and 2011, respectively.

4. STOCKHOLDERS' EQUITY	12 Months Ended
Jun. 30, 2012
Equity [Abstract]
4. STOCKHOLDERS' EQUITY

(a)           Stock Options

Stock-based compensation costs recognized during the year ended June 30, 2012 and 2011 amounted to $78,344 and $22,704, respectively, and were included in the accompanying consolidated statements of operations in: selling, general and administrative expenses (2012 — $64,910; 2011 — $10,000), cost of goods sold (2012 — $11,234; 2011 — $12,704), and research and development expenses, net (2012 — $2,200; 2011 — $0). No compensation has been capitalized because such amounts would have been immaterial. There was no net income tax benefit recognized related to such compensation for the years ended June 30, 2012 or 2011, as the Company is currently in a loss position. There were 298,800 stock options granted (net) during the year ended June 30, 2012 and no stock options granted during the year ended June 30, 2011.

As of June 30, 2012, the unrecognized compensation costs related to options vesting in the future is $228,966. The Company uses the Black-Scholes option-pricing model as the most appropriate method for determining the estimated fair value for the stock awards. The Black-Scholes method of valuation requires several assumptions: (1) the expected term of the stock award; (2) the expected future stock volatility over the expected term; and (3) risk-free interest rate. The expected term represents the expected period of time the Company believes the options will be outstanding based on historical information. Estimates of expected future stock price volatility are based on the historic volatility of the Company’s common stock and the risk free interest rate is based on the U.S. Zero-Bond rate. The Company utilizes a forfeiture rate based on an analysis of the Company’s actual experience. The fair value of options at date of grant was estimated with the following assumptions for options granted in fiscal 2012:

Year Ended
June 30, 2012
Assumptions:
Option life	5.3 years
Risk-free interest rate	3.00%
Stock volatility	480%
Dividend yield	0
Weighted average fair value of grants	$1.07

Stock Option and Other Compensation Plans:

The type of share-based payments currently utilized by the Company is stock options.

The Company has various stock option and other compensation plans for directors, officers, and employees. The Company has the following stock option plans outstanding as of June 30, 2012: the Precision Optics Corporation, Inc. 2011 Equity Incentive Plan (the “2011 Plan”); the Precision Optics Corporation, Inc. 2006 Equity Incentive Plan (the “2006 Plan”), and the Precision Optics Corporation, Inc. Amended and Restated 1997 Incentive Plan (the “1997 Plan”). Vesting periods under the 2011 Plan, the 2006 Plan, and the 1997 Plan are at the discretion of the Board of Directors and typically average three to five years. Options under these Plans are granted at fair market value on the date of grant and have a term of ten years from the date of grant.

The 2011 Plan, which provides eligible participants (certain employees, directors, consultants, etc.) the opportunity to receive a broad variety of equity based and cash awards. Options granted vest and are exercisable for periods determined by the Board of Directors, not to exceed 10 years from the date of grant. A total of 325,000 shares of common stock, including shares rolled forward from the 1997 Plan, have been reserved for issuance under the 2011 Plan. At June 30, 2012, a total of 207,800 stock options are outstanding and 117,200 shares of common stock were available for future grants under the 2011 Plan.

The 2006 Plan, which provides eligible participants (certain employees, directors, consultants, etc.) the opportunity to receive a broad variety of equity based and cash awards. Options granted vest and are exercisable for periods determined by the Board of Directors, not to exceed 10 years from the date of grant. A total of 139,898 shares of common stock, including shares rolled forward from the 1997 Plan, have been reserved for issuance under the 2006 Plan. At June 30, 2012, a total of 96,200 stock options are outstanding and 43,698 shares of common stock were available for future grants under the 2006 Plan.

The 1997 Plan provided eligible participants (certain employees, directors, consultants, etc.) the opportunity to receive a broad variety of equity based and cash awards. Options granted vested and were exercisable for periods determined by the Board of Directors, not to exceed 10 years from the date of grant. Options for a total of 88,938 shares of common stock were outstanding at June 30, 2012 under the 1997 Plan, as amended and restated in fiscal year 2006. Prior to the adoption of the 2006 Plan, 9,000 stock options were granted in fiscal year 2007 under the 1997 Plan. Upon the adoption of the 2006 Plan, no new awards were granted under the 1997 Plan. No shares are available for future grants under the 1997 Plan.

The following tables summarize stock option activity for the two years ended June 30, 2012:

	Options Outstanding
	Number of Shares	Weighted Average Exercise Price	Weighted Average Contractual Life
Outstanding at July 1, 2010	94,378	$15.98	5.49 years
Cancellations	(240)	13.75
Outstanding at June 30, 2011	94,138	$15.97	4.50 years
Grants	506,600	0.27-1.20
Cancellations	(208,151)	0.55-13.75
Outstanding at June 30, 2012	392,587	$4.56	8.15 years

Information related to the stock options outstanding as of June 30, 2012 is as follows:

Range of Exercise Prices	Number of Shares	Weighted-Average Remaining Contractual Life (years)	Weighted-Average Exercise Price	Exercisable Number of Shares	Exercisable Weighted-Average Exercise Price
$1.20	207,800	9.68	$1.20	32,800	$1.20
$0.55	51,000	9.62	0.55	20,334	0.55
$0.27	40,000	9.04	0.27	13,333	0.27
$1.35	1,200	7.41	1.35	1,200	1.35
$1.25	1,200	6.41	1.25	1,200	1.25
$6.25	1,600	4.42	6.25	1,600	6.25
$7.75	1,200	5.41	7.75	1,200	7.75
$11.50	800	3.42	11.50	800	11.50
$13.75	50,427	3.86	13.75	50,427	13.75
$20.75	37,360	2.96	20.75	37,360	20.75
$0.27–$20.75	392,587	8.15	$4.56	160,254	$9.38

The aggregate intrinsic value of the Company’s “in-the-money” outstanding and exercisable options as of June 30, 2012 and 2011 was $145,410 and $0, respectively.

(b)           Warrants

On June 25, 2008, the Company entered into a Purchase Agreement, as amended on December 11, 2008, with institutional and other accredited investors pursuant to which it sold a total of $600,000 of 10% Senior Secured Convertible Notes (the “Notes”) that are convertible at the investor’s option into a total of 480,000 shares of the Company’s common stock at a conversion rate of $1.25. On March 31, 2012, the remaining Investor, Arnold Schumsky, further amended his remaining Note to extend the “Stated Maturity Date” of the principal to July 31, 2012 and to modify the Note such that all accrued and unpaid interest on the Note up to and including March 31, 2012 shall be due on or before April 13, 2012, on the condition that the Company issue to him a warrant for 5,000 shares of common stock with an exercise price of $1.20 per share and a term of three years. On April 13, 2012, the Company repaid Mr. Schumsky a payment of the accrued interest of $18,819, and such payment included all accrued and unpaid interest on the Note up to and including March 31, 2012. On May 8, 2012, the Company issued Mr. Schumsky the warrant according to the terms described in the amended Note.

During the quarter ended December 31, 2010, the Company issued warrants to purchase 100,000 shares of common stock at an exercise price of $1.00 per share to several consultants to the Company. The warrants are exercisable beginning six months after December 16, 2010 (the issue date) and expire on December 16, 2013. The Black-Scholes option pricing model was used to calculate the fair value of the warrants, which was estimated to be $0.10 per share, or $10,000 in total. The expense associated with issuing the warrants was recognized ratably over the six-month vesting period. A non-cash charge of $10,000 was recorded in “Selling, General and Administrative Expenses” in the year ended June 30, 2011 in the accompanying Consolidated Statements of Operations.

In conjunction with the sale of the Notes on June 25, 2008 mentioned above, the Company issued warrants to purchase an aggregate of 316,800 shares of common stock at an exercise price of $1.75 per share.  In conjunction with the issuance of warrants to purchase 100,000 shares of common stock in December 2010, certain anti-dilution provisions of the existing warrants were triggered. As a result, the number of existing warrants was increased from 316,800 to 318,621 and the related exercise price was decreased from $1.75 per share to $1.74 per share. In conjunction with the issuance of warrants to purchase 1,944,475 shares of common stock in September 2012, certain anti-dilution provisions of the existing warrants were triggered. As a result, the number of existing warrants was increased from 318,621 to 469,831 and the related exercise price was decreased from $1.74 per share to $1.18 per share. These warrants expire on June 25, 2015.

In February 2007, the Company completed a private placement with institutional and other accredited investors pursuant to which it sold an aggregate of 400,000 shares of common stock, at a price of $6.25 per share and warrants to purchase an aggregate of 400,000 shares of common stock at an exercise price of $8.00 per share. In conjunction with the issuance by the Company of the Notes and warrants on June 25, 2008 and the issuance of warrants to purchase 100,000 shares of common stock in December 2010, certain anti-dilution provisions of the existing warrants were triggered. As a result, the number of existing warrants was increased from 400,000 to 599,254 and the related exercise price was decreased from $8.00 per share to $5.34 per share. These warrants expired on February 1, 2012.

(c)            Restricted Stock

On December 3, 2010, Richard Forkey, who at the time of the agreement served as the Company’s Chief Executive Officer, agreed to reduce his annual salary to $100,000 per year, none of which would be deferred, and reduce his vacation accrual by $43,011, at his new rate of pay, to $10,000.  He also entered into an agreement on December 3, 2010, as amended on October 14, 2011, to convert all $474,646 of his previously deferred salary into 172,599 shares of the Company’s common stock. One-eighth of the shares vested on January 1, 2012, and one-eighth will vest on the first day of each quarter thereafter, commencing on April 1, 2012, until the shares are fully vested.

On December 3, 2010, Joseph Forkey, who at the time of the agreement served as the Company’s Chief Scientific Officer and currently serves as the Company’s Chief Executive Officer, agreed to reduce his vacation accrual by $4,824, at his current rate of pay, to $10,000.  Joseph Forkey’s salary will remain the same at $120,000 and none of it will be deferred. He also entered into an agreement on December 3, 2010, as amended on October 14, 2011, to convert all $29,999 of his previously deferred salary into 10,909 shares of the Company’s common stock. One-eighth of the shares vested on January 1, 2012, and one-eighth will vest on the first day of each quarter thereafter, commencing on April 1, 2012, until the shares are fully vested.

On December 3, 2010, the Company agreed with Joel Pitlor, one of the Company’s directors, to terminate his consulting agreement with the Company. The Company also agreed on December 3, 2010, as amended on October 14, 2011, to convert all $170,000 of the previously deferred consulting compensation owed to Mr. Pitlor into 61,818 shares of the Company’s common stock. One-eighth of the shares vested on January 1, 2012, and one-eighth will vest on the first day of each quarter thereafter, commencing on April 1, 2012, until the shares are fully vested.  Mr. Pitlor will remain as a director of the Company.

The shares referenced above totaling 245,326 shares of the Company’s common stock were issued in October 2011 pursuant to the Company’s 2011 Deferred Compensation Plan. The shares were registered under the Company’s registration statement on Form S-8 filed October 14, 2011.

The following table indicates the effects on the Company’s consolidated balance sheet upon the issuance of restricted stock in settlement of liabilities for deferred compensation and professional services, as indicated above:

Increase (Decrease)
Accrued Employee Compensation	$(504,645)
Accounts Payable	$(170,000)
Total Current Liabilities	$(674,645)
Total Stockholders’ Equity (Deficit)	$674,645

5. INCOME TAXES	12 Months Ended
Jun. 30, 2012
Income Tax Disclosure [Abstract]
5. INCOME TAXES

We have identified our federal tax return and our state tax return in Massachusetts as “major” tax jurisdictions. The periods subject to examination for our federal and state income tax returns are the years ended in 2009 and thereafter. We believe our income tax filing positions and deductions will be sustained on audit and we do not anticipate any adjustments that would result in a material change to our financial position. Therefore, no liabilities for uncertain income tax positions have been recorded.

The provision for income taxes in the accompanying consolidated statements of operations consists of the minimum statutory state income tax liability of $912 and $912 for the years ended June 30, 2012 and 2011, respectively.

A reconciliation of the federal statutory rate to the Company’s effective tax rate for the two years ended June 30 is as follows:

	2012	2011
Income tax expense (benefit) at federal statutory rate	34.0%	(34.0%)
Increase (decrease) in tax resulting from:
State taxes, net of federal benefit	6.3	(6.3)
Change in valuation allowance	(94.3)	46.1
Nondeductible items	1.7	1.0
Prior-year tax adjustments	48.8	1.5
Other	3.6	(8.2)
Effective tax rate	0.1%	0.1%

The components of deferred tax assets and liabilities at June 30, 2012 and 2011 are approximately as follows:

	2012	2011
Deferred tax assets:
Net operating loss carry forwards	$1,913,000	$2,735,000
Tax credit carry forwards	362,000	347,000
Reserves and accruals not yet deducted for tax purposes	451,000	549,000
Total deferred tax assets	2,726,000	3,631,000
Valuation allowance	(2,726,000)	(3,631,000)
Net deferred tax asset	$–	$–

The Company has provided a valuation allowance to reduce the net deferred tax asset to an amount the Company believes is “more likely than not” to be realized. The valuation allowance decreased in fiscal 2012 by approximately $905,000. The decrease in the valuation allowance was due primarily to adjustments to net operating loss carryforwards of prior years and utilization of loss carryforwards to offset taxable income in fiscal year 2012.

At June 30, 2012, the Company had federal and state net operating loss carry forwards of approximately $4,200,000 and $2,200,000, respectively, which will, if not used, expire at various dates from 2013 through 2031. In addition, the Company had net operating loss carry forwards from its Hong Kong operations of approximately $1,900,000, which carry forward indefinitely.

6. PROFIT SHARING PLAN	12 Months Ended
Jun. 30, 2012
Compensation and Retirement Disclosure [Abstract]
6. PROFIT SHARING PLAN

The Company has a defined contribution 401(k) profit sharing plan. Employer profit sharing and matching contributions to the plan are discretionary. No employer profit sharing or matching contributions were made to the plan in fiscal years 2012 and 2011.

7. SALE OF ASSETS	12 Months Ended
Jun. 30, 2012
Property, Plant and Equipment Assets Held-for-sale Disclosure [Abstract]
7. SALE OF ASSETS

In fiscal year 2012, the Company sold equipment that was previously written off for proceeds totaling $10,226 and recorded a gain of $10,226.  In fiscal year 2011, the Company sold equipment that was previously written off for proceeds totaling $35,967 and recorded a gain of $35,967. These gains are included within operating expenses in the accompanying consolidated statements of operations.

8. SALE OF PATENTS	12 Months Ended
Jun. 30, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
8. SALE OF PATENTS

On July 28, 2011, the Company entered into an asset purchase agreement with Intuitive Surgical Operations, Inc. (“Intuitive Surgical”), in which it received gross proceeds of $2,500,000 (less transaction expenses of  $36,829) in connection with the sale of certain intellectual property. Pursuant to the agreement, the Company agreed to assign to Intuitive Surgical all of its currently issued and non-expired patents and pending patent applications, and Intuitive Surgical agreed to grant back to the Company a royalty-free, worldwide license to the patents in all fields outside of medical robotics, except in certain exceptional circumstances.

9. SUBSEQUENT EVENT	12 Months Ended
Jun. 30, 2012
Subsequent Events [Abstract]
9. SUBSEQUENT EVENT

On September 28, 2012, the Company closed on agreements with accredited investors (the “Investors”) for the sale and purchase of units consisting of an aggregate of (i) 2,777,795 shares of the Company’s common stock, and (ii) warrants to purchase an aggregate of 1,944,475 shares of common stock, at a per unit price of $0.90. Each unit consisted of one share of common stock and 70% warrant coverage. The warrants have an exercise price of $1.25 per share, subject to adjustment and a call provision if certain market price targets are reached, will expire five years from September 28, 2012, and are exercisable in whole or in part, at any time prior to expiration. Certain directors and officers participated in the offering and purchased a total aggregate amount of approximately $80,000 of units in the offering.

The Company received $2.5 million in gross proceeds from the offering. The Company retained Loewen, Ondaatje, McCutcheon USA LTD as the exclusive placement agent for the offering. In addition to the payment of certain cash fees upon closing of the offering, the Company issued a warrant to the placement agent to purchase up to 194,446 shares of common stock on substantially similar terms to the warrants issued in the offering, except that the placement agent warrant has an exercise price of $0.95 per share. The Company anticipates using the net proceeds from the offering to fund start-up costs associated with the previously-announced order for micro endoscopes as well as other recently received orders for new products in addition to working capital needs and for general corporate purposes.

In conjunction with the offering, the Company also entered into a registration rights agreement dated September 28, 2012 with the Investors, whereby it is obligated to file a registration statement with the Securities and Exchange Commission (the “SEC”) on or before thirty calendar days after September 28, 2012 to register the resale by the Investors of the 2,777,795 shares of the common stock purchased in the offering, and the 1,944,475 shares of common stock underlying the warrants purchased in the offering. If a registration statement covering the securities is not filed with the SEC prior to the 30th day filing deadline (the “Filing Deadline”), the Company will have to pay an amount equal to 1.0% of the aggregate amount invested by each Investor each month as liquidated damages, subject to certain conditions. The Company is also obligated to use all commercially reasonable efforts to have the registration statement declared effective by the SEC within 60 days after the registration statement is filed, or 90 days if the Company receives comments on the registration statement from the SEC. If there is not an effective registration statement in place by the 60th day after the Filing Deadline, or the 90th day after the Filing Deadline if the Company receives comments from the SEC, the Company will have to pay an amount equal to 1.0% of the aggregate amount invested by each Investor each month as liquidated damages, subject to certain conditions.

Pursuant to the Tax Reform Act of 1986, the utilization of net operating loss carryforwards and other tax benefits are subject to an annual limitation if a cumulative change of ownership of more than 50% occurs over a three-year period. As a result of the September 2012 private placement of the Company’s common stock, the Company believes it may have triggered significant limitations on the utilization of those tax attributes. The limitations, if triggered, would allow the use of the value of approximately $34,000 of Federal carryforward losses annually for the next twenty years, and the same amount for state purposes for 20 years.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
(a) Nature of Business

(a)           Nature of Business

Precision Optics Corporation, Inc. (the “Company”) designs, develops, manufactures and sells specialized optical systems and components and optical thin-film coatings. The Company conducts business in one industry segment only and its customers are primarily domestic. The Company’s products and services fall into two principal areas: (i) medical products for use by hospitals and physicians; and (ii) advanced optical system design and development services and products used by industrial customers.

(b) Principles of Consolidation

(b)           Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company and its two wholly-owned subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation. All shares and per share data reflect the effects of a 1-for-25 reverse stock split that became effective on December 11, 2008.

(c) Revenues

(c)           Revenues

The Company recognizes revenue when four basic criteria are met: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred or services rendered; (3) the price to the buyer is fixed and determinable; and (4) collectability is reasonably assured. The Company’s shipping terms are customarily FOB shipping point.

The sales price of products and services sold is fixed and determinable after receipt and acceptance of a customer’s purchase order or properly executed sales contract, typically before any work is performed. Management reviews each customer purchase order or sales contract to determine that the work to be performed is specified and there are no unusual terms and conditions that would raise questions as to whether the sales price is fixed or determinable. The Company assesses credit worthiness of customers based upon prior history with the customer and assessment of financial condition. Accounts receivable are stated at the amount management expects to collect from outstanding balances. An allowance for doubtful accounts is provided for that portion of accounts receivable considered to be uncollectible, based upon historical experience and management’s evaluation of outstanding accounts receivable at the end of the year. Bad debts are written off against the allowance when identified.

The Company’s revenue transactions typically do not contain multiple deliverable elements for future performance obligations to customers, other than a standard one-year warranty on materials and workmanship, the estimated costs for which are provided for at the time revenue is recognized.

Revenues for industrial and medical products sold in the normal course of business are recognized upon shipment when delivery terms are FOB shipping point and all other revenue recognition criteria have been met. Gross shipping charges reimbursable from customers, to deliver product, are insignificant and are included in “Revenues” section of the Consolidated Statement of Operations, while shipping costs are classified in the “Selling, General and Administrative Expenses” section of the Consolidated Statement of Operations.

(d) Cash and Cash Equivalents

(d)           Cash and Cash Equivalents

The Company includes in cash equivalents all highly liquid investments with original maturities of three months or less at the time of acquisition. Cash and cash equivalents of $145,923 and $19,556 at June 30, 2012 and 2011, respectively, consist primarily of cash at banks and money market funds. The Company maintains its cash and cash equivalents in bank deposit accounts that, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts. The Company believes it is not exposed to any significant credit risk on its cash and cash equivalents.

(e) Inventories

(e)           Inventories

Inventories are stated at the lower of cost (first-in, first-out) or market and include material, labor and manufacturing overhead. The components of inventories at June 30, 2012 and 2011 are as follows:

	2012	2011
Raw material	$277,392	$271,608
Work-in-progress	289,748	312,097
Finished goods	115,760	82,580
	$682,900	$666,285

The Company provides for estimated obsolescence on unmarketable inventory based upon assumptions about future demand and market conditions. If actual demand and market conditions are less favorable than those projected by management, additional inventory write-downs may be required. Inventory, once written down, is not subsequently written back up, as these adjustments are considered permanent adjustments to the carrying value of the inventory.

During fiscal year 2012, the Company recorded a pre-tax non-cash provision for slow-moving and obsolete inventories of $14,033. During fiscal year 2011, the Company recorded a pre-tax non-cash benefit for slow-moving and obsolete inventories of $10,363.

(f) Property and Equipment

(f)            Property and Equipment

Property and equipment are recorded at cost. Maintenance and repair items are expensed as incurred. The Company provides for depreciation and amortization by charges to operations, using the straight-line and declining-balance methods, which allocate the cost of property and equipment over the following estimated useful lives:

Asset Classification	Estimated Useful Life
Machinery and equipment	2-7 years
Leasehold improvements	Shorter of lease term or estimated useful life
Furniture and fixtures	5 years
Vehicles	3 years

Depreciation expense was $20,269 and $23,874 for the years ended June 30, 2012 and 2011, respectively.

(g) Significant Customers and Concentration of Credit Risk

(g)           Significant Customers and Concentration of Credit Risk

Financial instruments that subject the Company to credit risk consist primarily of cash equivalents and trade accounts receivable. The Company places its investments with highly rated financial institutions. The Company has not experienced any losses on these investments to date. At June 30, 2012, receivables from the Company’s two largest customers were 31% and 27% of the total accounts receivable. At June 30, 2011, receivables from the Company’s five largest customers were 26%, 16%, 15%, 14% and 10% of the total accounts receivable. No other customer accounted for more than 10% of the Company’s receivables as of June 30, 2012 and 2011. The Company has not experienced any material losses related to accounts receivable from individual customers. The Company generally does not require collateral or other security as a condition of sale rather relying on credit approval, balance limitation and monitoring procedures to control credit risk of trade account financial instruments. Management believes that allowances for doubtful accounts, which are established based upon review of specific account balances and historical experience, are adequate.

Revenues from the Company’s largest customers, as a percentage of total revenues, were as follows:

	2012	2011
Customer A	34%	22%
Customer B	22	24
Customer C	3	17
All others	41	37
	100%	100%

(h) Income (Loss) per Share

(h)          Income (Loss) per Share

Basic income (loss) per share is computed by dividing net income or net loss by the weighted average number of shares of common stock outstanding during the period. Diluted income (loss) per share is computed by dividing net income or net loss (adjusted by adding back interest expense on senior convertible notes) by the weighted average number of shares of common stock outstanding during the period, plus the number of potentially dilutive securities outstanding during the period such as stock options and warrants and shares issuable upon conversion of senior convertible notes. For the year ended June 30, 2011, the effect of such securities was antidilutive and not included in the diluted calculation because of the net loss generated in that period.

The following is the calculation of income (loss) per share for the years ended June 30, 2012 and 2011:

	Year Ended June 30
	2012	2011

Net Income (Loss) – Basic	$960,972	$(1,052,613)
Interest Expense on Senior Convertible Notes	30,208	–
Net Income (Loss) – Diluted	$991,180	$(1,052,613)

Basic Weighted Average Shares Outstanding	1,163,775	994,777
Potentially Dilutive Securities	112,114	–
Diluted Weighted Average Shares Outstanding	1,275,889	994,777

Income (Loss) Per Share
Basic	$0.83	$(1.06)
Diluted	$0.78	$(1.06)

The number of shares issuable upon the exercise of outstanding stock options and warrants that were excluded from the computation as their effect was antidilutive was approximately 620,000 and 1,112,000 for the years ended June 30, 2012 and 2011, respectively.

(i) Stock-Based Compensation

(i)            Stock-Based Compensation

The measurement and recognition of all compensation costs for all stock-based awards made to employees and the Board of Directors are based upon fair value over the requisite service period for awards expected to vest. The Company estimates the fair value of share-based awards on the date of grant using the Black-Scholes option-pricing model. Stock-based compensation costs recognized for the years ended June 30, 2012 and 2011 amounted to $78,344 and $22,704, respectively.

(j) Patents

(j)            Patents

Patents are carried at cost less accumulated amortization of $0 and $718,684 at June 30, 2012 and June 30, 2011, respectively. Such costs are amortized using the straight-line method over the shorter of their legal or estimated useful lives, generally five to ten years. Amortization expense was $3,099 and $33,731 for the years ended June 30, 2012 and 2011, respectively.

In July 2011, the Company assigned all of its currently issued and pending patents, as well as new inventions that it conceives before July 28, 2012, to Intuitive Surgical. See Note 8 of Notes to Consolidated Financial Statements.

(k) Fair Value Financial Instruments

(k)           Fair Value of Financial Instruments

Financial instruments consist principally of cash equivalents, accounts receivable, senior secured convertible notes payable, accounts payable, and accrued expenses. The estimated fair value of these financial instruments approximates their carrying value due to their short-term nature.

(l) Long-Lived Assets

(l)            Long-Lived Assets

Long-lived assets and certain identifiable intangibles are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future undiscounted net cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell.

(m) Warranty Costs

(m)          Warranty Costs

The Company does not incur future performance obligations in the normal course of business other than providing a standard one-year warranty on materials and workmanship to its customers. The Company provides for estimated warranty costs at the time product revenue is recognized. Warranty costs have been included as a component of cost of goods sold in the accompanying consolidated statements of operations. The following tables summarize warranty reserve activity for the years ended June 30, 2012 and 2011:

	2012	2011
Balance at beginning of period	$25,000	$25,000
Provision for warranty claims	1,321	2,658
Warranty claims incurred	(1,321)	(2,658)
Balance at end of period	$25,000	$25,000

(n) Research and Development

(n)           Research and Development

Research and development expenses are charged to operations as incurred. The Company groups development and prototype costs and related reimbursements in research and development. For the years ended June 30, 2012 and 2011, research and development expense is shown net of reimbursements of $80,023 and $195,676, respectively, in the accompanying statements of operations.

(o) Comprehensive Income

(o)           Comprehensive Income

Comprehensive income or loss is defined as the change in equity of a business enterprise during a period from transactions and other events and circumstances from non-owners sources. The Company’s comprehensive loss for the years ended June 30, 2012 and 2011 was equal to its net loss for the same periods.

(p) Income Taxes

(p)           Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. In assessing the likelihood of utilization of existing deferred tax assets, management has considered historical results of operations and the current operating environment.

(q) Segment Reporting

(q)           Segment Reporting

Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker, or decision-making group, in making decisions about how to allocate resources and assess performance. The Company’s chief decision-maker is its Chief Executive Officer. To date, the Company has viewed its operations and manages its business as principally one segment. For all periods presented, over 90% of the Company’s sales have been to customers in the United States.

(r) Use of Estimates

(r)           Use of Estimates

The preparation of financial statements in conformity with accounting standards generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(s) Recent Accounting Pronouncements

(s)         Recent Accounting Pronouncements

In December 2011, the FASB issued an accounting standard update requiring enhanced disclosure about certain financial instruments and derivative instruments that are offset in the balance sheet or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirement becomes effective retrospectively in the first quarter of the Company's fiscal year ending June 30, 2014. The Company does not expect that the requirement will have an impact on its financial position, results of operations or cash flows as it is disclosure-only in nature.

In September 2011, the FASB issued an accounting standard update intended to simplify testing goodwill for impairment. The amendment allows an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. An entity will no longer be required to calculate the fair value of a reporting unit unless the entity determines, based on a qualitative assessment, that it is more likely than not that the fair value of the reporting unit is less than its carrying amount. The amendment becomes effective for annual and interim goodwill impairment tests performed for the Company's fiscal year ending June 30, 2013, and early adoption is permitted. The Company does not expect that the requirement will have an impact on its financial position, results of operations or cash flows as it is disclosure-only in nature.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Inventories
	2012	2011
Raw material	$277,392	$271,608
Work-in-progress	289,748	312,097
Finished goods	115,760	82,580
	$682,900	$666,285

Property and Equipment
Asset Classification	Estimated Useful Life
Machinery and equipment	2-7 years
Leasehold improvements	Shorter of lease term or estimated useful life
Furniture and fixtures	5 years
Vehicles	3 years

Significant Customers
	2012	2011
Customer A	34%	22%
Customer B	22	24
Customer C	3	17
All others	41	37
	100%	100%

Income (Loss) per Share
	Year Ended June 30
	2012	2011

Net Income (Loss) – Basic	$960,972	$(1,052,613)
Interest Expense on Senior Convertible Notes	30,208	–
Net Income (Loss) – Diluted	$991,180	$(1,052,613)

Basic Weighted Average Shares Outstanding	1,163,775	994,777
Potentially Dilutive Securities	112,114	–
Diluted Weighted Average Shares Outstanding	1,275,889	994,777

Income (Loss) Per Share
Basic	$0.83	$(1.06)
Diluted	$0.78	$(1.06)

Warranty Costs
	2012	2011
Balance at beginning of period	$25,000	$25,000
Provision for warranty claims	1,321	2,658
Warranty claims incurred	(1,321)	(2,658)
Balance at end of period	$25,000	$25,000

2. 10% SENIOR SECURED CONVERTIBLE NOTES (Tables)	12 Months Ended
Jun. 30, 2012
Debt Disclosure [Abstract]
10% Senior Secured Convertible Notes
	June 30, 2012	June 30, 2011
10% Senior Secured Convertible Notes issued on June 25, 2008, convertible into common stock at $1.25 per share, bearing interest at 10% per annum. Outstanding principal and accrued interest are due at maturity, September 30, 2012	$50,000	$600,000
Accrued interest—10% coupon due on September 30, 2012	1,250	180,833

	$51,250	$780,833

4. STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Jun. 30, 2012
Equity [Abstract]
Assumptions for fair value of options granted
Year Ended
June 30, 2012
Assumptions:
Option life	5.3 years
Risk-free interest rate	3.00%
Stock volatility	480%
Dividend yield	0
Weighted average fair value of grants	$1.07

Stock option activity
	Options Outstanding
	Number of Shares	Weighted Average Exercise Price	Weighted Average Contractual Life
Outstanding at July 1, 2010	94,378	$15.98	5.49 years
Cancellations	(240)	13.75
Outstanding at June 30, 2011	94,138	$15.97	4.50 years
Grants	506,600	0.27-1.20
Cancellations	(208,151)	0.55-13.75
Outstanding at June 30, 2012	392,587	$4.56	8.15 years

Stock options outstanding
Range of Exercise Prices	Number of Shares	Weighted-Average Remaining Contractual Life (years)	Weighted-Average Exercise Price	Exercisable Number of Shares	Exercisable Weighted-Average Exercise Price
$1.20	207,800	9.68	$1.20	32,800	$1.20
$0.55	51,000	9.62	0.55	20,334	0.55
$0.27	40,000	9.04	0.27	13,333	0.27
$1.35	1,200	7.41	1.35	1,200	1.35
$1.25	1,200	6.41	1.25	1,200	1.25
$6.25	1,600	4.42	6.25	1,600	6.25
$7.75	1,200	5.41	7.75	1,200	7.75
$11.50	800	3.42	11.50	800	11.50
$13.75	50,427	3.86	13.75	50,427	13.75
$20.75	37,360	2.96	20.75	37,360	20.75
$0.27–$20.75	392,587	8.15	$4.56	160,254	$9.38

Issuance of restricted stock in settlement of liabilities for deferred compensation and professional services
Increase (Decrease)
Accrued Employee Compensation	$(504,645)
Accounts Payable	$(170,000)
Total Current Liabilities	$(674,645)
Total Stockholders’ Equity (Deficit)	$674,645

5. INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2012
Income Tax Disclosure [Abstract]
Reconciliation of the federal statutory rate to the Company's effective tax rate
	2012	2011
Income tax expense (benefit) at federal statutory rate	34.0%	(34.0%)
Increase (decrease) in tax resulting from:
State taxes, net of federal benefit	6.3	(6.3)
Change in valuation allowance	(94.3)	46.1
Nondeductible items	1.7	1.0
Prior-year tax adjustments	48.8	1.5
Other	3.6	(8.2)
Effective tax rate	0.1%	0.1%

Components of deferred tax assets and liabilities
	2012	2011
Deferred tax assets:
Net operating loss carry forwards	$1,913,000	$2,735,000
Tax credit carry forwards	362,000	347,000
Reserves and accruals not yet deducted for tax purposes	451,000	549,000
Total deferred tax assets	2,726,000	3,631,000
Valuation allowance	(2,726,000)	(3,631,000)
Net deferred tax asset	$–	$–

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Summary Of Significant Accounting Policies Details
Raw material	$ 277,392	$ 271,608
Work-in-progress	289,748	312,097
Finished goods	115,760	82,580
Inventories	$ 682,900	$ 666,285

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
Jun. 30, 2012
Machinery and equipment
Estimated Useful Life	2 - 7 years
Leasehold improvements
Estimated Useful Life	Shorter of lease term or estimated useful life
Furniture and fixtures
Estimated Useful Life	5 years
Vehicles
Estimated Useful Life	3 years

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Customer A
Percentage of total revenues	34.00%	22.00%
Customer B
Percentage of total revenues	22.00%	24.00%
Customer C
Percentage of total revenues	30.00%	17.00%
All others
Percentage of total revenues	41.00%	37.00%

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Summary Of Significant Accounting Policies Details 3
Net Income (Loss) - Basic	$ 960,972	$ (1,052,613)
Interest Expense on Senior Convertible Notes	30,208
Net Income (Loss) - Diluted	$ 991,180	$ (1,052,613)
Basic Weighted Average Shares Outstanding	1,163,775	994,777
Potentially Dilutive Securities	112,114
Diluted Weighted Average Shares Outstanding	1,275,889	994,777
Basic	$ 0.83	$ (1.06)
Diluted	$ 0.78	$ (1.06)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Summary Of Significant Accounting Policies Details 4
Balance at beginning of period	$ 25,000	$ 25,000
Provision for warranty claims	1,321	2,658
Warranty claims incurred	(1,321)	(2,658)
Balance at end of period	$ 25,000	$ 25,000

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Inventories
Pre-tax non-cash provision (benefit) for slow-moving and obsolete inventories	$ 14,033	$ (10,363)
Property and Equipment
Depreciation expense	20,269	23,874
Outstanding stock options and warrants that were excluded from the computation as their effect was antidilutive	620,000	1,112,000
Patents
Accumulated amortization	0	718,684
Amortization expense	3,099	33,731
Research and Development
Research and development expense reimbursements	$ 80,023	$ 195,676

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative 1)	Jun. 30, 2012	Jun. 30, 2011
Customer 1
Percentage receivables from the Company's largest customers relative to total receivables	31.00%	26.00%
Customer 2
Percentage receivables from the Company's largest customers relative to total receivables	27.00%	16.00%
Customer 3
Percentage receivables from the Company's largest customers relative to total receivables		15.00%
Customer 4
Percentage receivables from the Company's largest customers relative to total receivables		14.00%
Customer 5
Percentage receivables from the Company's largest customers relative to total receivables		10.00%

2. 10% SENIOR SECURED CONVERTIBLE NOTES (Details) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Senior Secured Convertible Notes Details
10% Senior Secured Convertible Notes issued on June 25, 2008, convertible into common stock at $1.25 per share, bearing interest at 10% per annum. Outstanding principal and accrued interest are due at maturity, September 30, 2012	$ 50,000	$ 600,000
Accrued interest -10% coupon due on September 30, 2012	1,250	180,833
Outstanding principal and accrued interest	$ 51,250	$ 780,833
Convertible Notes Description	10% Senior Secured Convertible Notes issued on June��25, 2008, convertible into common stock at $1.25 per share, bearing interest at 10% per annum. Outstanding principal and accrued interest are due at maturity, September 30, 2012	10% Senior Secured Convertible Notes issued on June��25, 2008, convertible into common stock at $1.25 per share, bearing interest at 10% per annum. Outstanding principal and accrued interest are due at maturity, September 30, 2012

3. COMMITMENTS (Details Narrative) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Commitments Details Narrative
Total rent expense paid or accrued to related parties	$ 108,000	$ 108,000
Total consulting fees paid to directors	20,000	25,000
Rent expense on operating leases, excluding the related party rent	$ 45,896	$ 46,335

4. STOCKHOLDERS' EQUITY (Details) (USD $)	12 Months Ended
Jun. 30, 2012
Stockholders Equity Details
Option life	5 years 3 months
Risk-free interest rate	3.00%
Stock volatility	480.00%
Dividend yield	$ 0
Weighted average fair value of grants	$ 1.07

4. STOCKHOLDERS' EQUITY (Details 1) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Number of stock options outstanding - at ending	392,587
Weighted average contractual term - At End	8 years 1 month 25 days
Option
Number of stock options outstanding - at beginning	94,138	94,378
Number of Shares options granted	506,600
Number of Shares options cancelled	(208,151)	(240)
Number of stock options outstanding - at ending	392,587	94,138
Weighted average exercise price options outstanding- At Beginning	$ 15.97	$ 15.98
Weighted average exercise price - shares granted minimum	$ 0.27
Weighted average exercise price - shares granted maximum	$ 1.2
Weighted average exercise price - cancelled or expired minimum	$ 0.55	$ 13.75
Weighted average exercise price - cancelled or expired maximum	$ 13.75	$ 13.75
Weighted average exercise price options outstanding - At End	$ 4.56	$ 15.97
Weighted average contractual term - At Beginning	4 years 6 months	5 years 5 months 29 days
Weighted average contractual term - At End	8 years 1 month 25 days	4 years 6 months

4. STOCKHOLDERS' EQUITY (Details 2) (USD $)	12 Months Ended
Jun. 30, 2012
Range of Exercise Prices	$0.27-$20.75
Number of stock options outstanding - at ending	392,587
Weighted average contractual term - ending	8 years 1 month 25 days
Weighted average exercise price for options outstanding	$ 4.56
Exercisable Number of Shares	160,254
Exercisable Weighted Average Exercise Price	$ 9.38
Option 1
Range of Exercise Prices	1.20
Number of stock options outstanding - at ending	207,800
Weighted average contractual term - ending	9 years 8 months 5 days
Weighted average exercise price for options outstanding	$ 1.2
Exercisable Number of Shares	32,800
Exercisable Weighted Average Exercise Price	$ 1.2
Option 2
Range of Exercise Prices	0.55
Number of stock options outstanding - at ending	51,000
Weighted average contractual term - ending	9 years 7 months 14 days
Weighted average exercise price for options outstanding	$ 0.55
Exercisable Number of Shares	20,334
Exercisable Weighted Average Exercise Price	$ 0.55
Option 3
Range of Exercise Prices	0.27
Number of stock options outstanding - at ending	40,000
Weighted average contractual term - ending	9 years 15 days
Weighted average exercise price for options outstanding	$ 0.27
Exercisable Number of Shares	13,333
Exercisable Weighted Average Exercise Price	$ 0.27
Option 4
Range of Exercise Prices	1.35
Number of stock options outstanding - at ending	1,200
Weighted average contractual term - ending	7 years 4 months 29 days
Weighted average exercise price for options outstanding	$ 1.35
Exercisable Number of Shares	1,200
Exercisable Weighted Average Exercise Price	$ 1.35
Option 5
Range of Exercise Prices	1.25
Number of stock options outstanding - at ending	1,200
Weighted average contractual term - ending	6 years 4 months 29 days
Weighted average exercise price for options outstanding	$ 1.25
Exercisable Number of Shares	1,200
Exercisable Weighted Average Exercise Price	$ 1.25
Option 6
Range of Exercise Prices	6.25
Number of stock options outstanding - at ending	1,600
Weighted average contractual term - ending	4 years 5 months 2 days
Weighted average exercise price for options outstanding	$ 6.25
Exercisable Number of Shares	1,600
Exercisable Weighted Average Exercise Price	$ 6.25
Option 7
Range of Exercise Prices	7.75
Number of stock options outstanding - at ending	1,200
Weighted average contractual term - ending	5 years 4 months 29 days
Weighted average exercise price for options outstanding	$ 7.75
Exercisable Number of Shares	1,200
Exercisable Weighted Average Exercise Price	$ 7.75
Option 8
Range of Exercise Prices	11.5
Number of stock options outstanding - at ending	800
Weighted average contractual term - ending	3 years 5 months 2 days
Weighted average exercise price for options outstanding	$ 11.5
Exercisable Number of Shares	800
Exercisable Weighted Average Exercise Price	$ 11.5
Option 9
Range of Exercise Prices	13.75
Number of stock options outstanding - at ending	50,427
Weighted average contractual term - ending	3 years 10 months 10 days
Weighted average exercise price for options outstanding	$ 13.75
Exercisable Number of Shares	50,427
Exercisable Weighted Average Exercise Price	$ 13.75
Option 10
Range of Exercise Prices	20.75
Number of stock options outstanding - at ending	37,360
Weighted average contractual term - ending	2 years 11 months 16 days
Weighted average exercise price for options outstanding	$ 20.75
Exercisable Number of Shares	37,360
Exercisable Weighted Average Exercise Price	$ 20.75

4. STOCKHOLDERS' EQUITY (Details 3) (USD $)	12 Months Ended
Jun. 30, 2012
Stockholders Equity Details 3
Accrued Employee Compensation	$ (504,645)
Accounts Payable	(170,000)
Total Current Liabilities	(674,645)
Total Stockholders' Equity (Deficit)	$ 674,645

4. STOCKHOLDERS' EQUITY (Details Narrative) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Stock-based compensation costs	$ 78,344	$ 22,704
Stock options granted (net)	298,800	0
Unrecognized compensation costs related to options vesting in the future	228,966
Selling, general and administrative expenses
Stock-based compensation costs	64,910	10,000
Cost of goods sold
Stock-based compensation costs	11,234	12,704
Research and development expense
Stock-based compensation costs	$ 2,200	$ 0

4. STOCKHOLDERS' EQUITY (Details Narrative 1)	Jun. 30, 2012
Stock options outstanding	392,587
2011 Plan
Shares of common stock available for future grants	117,200
Stock options outstanding	207,800
2006 Plan
Shares of common stock available for future grants	43,698
Stock options outstanding	96,200
1997 Plan
Stock options outstanding	88,938

5. INCOME TAXES (Details)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Income Taxes Details
Income tax expense (benefit) at federal statutory rate	34.00%	(34.00%)
State taxes, net of federal benefit	6.30%	(6.30%)
Change in valuation allowance	(94.30%)	46.10%
Nondeductible items	1.70%	1.00%
Prior-year tax adjustments	48.80%	1.50%
Other	3.60%	(8.20%)
Effective tax rate	0.10%	0.10%

5. INCOME TAXES (Details 1) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Deferred tax assets:
Net operating loss carry forwards	$ 1,913,000	$ 2,735,000
Tax credit carry forwards	362,000	347,000
Reserves and accruals not yet deducted for tax purposes	451,000	549,000
Total deferred tax assets	2,726,000	3,631,000
Valuation allowance	(2,726,000)	(3,631,000)
Net deferred tax asset

5. INCOME TAXES (Details Narrative) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Income Taxes Details Narrative
Minimum statutory state income tax liability	$ 912	$ 912
Federal net operating loss carry forwards	4,200,000
State net operating loss carry forwards	2,200,000
Net operating loss carry forwards from the Company's Hong Kong operations	$ 1,900,000
Operating loss carryforwards expiration dates	All expire at various dates from 2013 through 2031, except operating loss carryforwards from the Company's Hong Kong operations, which carry forward indefinitely.